American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
October 31, 2019

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 34.4%
Diversified Bond Fund Investor Class	23,281,407	256,561,105
Inflation-Adjusted Bond Fund Investor Class	7,522,253	88,386,469
NT High Income Fund Investor Class	2,700,690	25,926,626
Short Duration Inflation Protection Bond Fund Investor Class	6,079,706	62,620,971
		433,495,171
Domestic Equity Funds — 33.2%
Core Equity Plus Fund Investor Class	1,926,036	27,619,354
Equity Growth Fund Investor Class	2,748,051	89,256,704
Growth Fund Investor Class	2,129,447	76,234,218
Heritage Fund Investor Class	1,563,571	33,992,026
Large Company Value Fund Investor Class	7,641,017	80,765,548
Mid Cap Value Fund Investor Class	4,358,026	70,512,869
NT Disciplined Growth Fund Investor Class	1,591,576	20,149,352
Small Cap Growth Fund Investor Class	21,256	372,827
Small Cap Value Fund Investor Class	48,684	368,535
Small Company Fund Investor Class	1,218,386	16,265,452
Sustainable Equity Fund Investor Class	102,424	3,113,702
		418,650,587
International Fixed Income Funds — 14.6%
Emerging Markets Debt Fund Investor Class	2,507,726	26,230,811
Global Bond Fund Investor Class	8,489,164	88,626,876
International Bond Fund Investor Class	5,233,594	68,978,771
		183,836,458
International Equity Funds — 11.9%
International Growth Fund Investor Class	4,571,774	55,227,029
NT Global Real Estate Fund Investor Class	1,793,453	20,768,190
NT International Small-Mid Cap Fund Investor Class	1,293,370	13,412,248
NT International Value Fund Investor Class	6,777,441	60,929,192
		150,336,659
Money Market Funds — 5.9%
U.S. Government Money Market Fund Investor Class	73,916,849	73,916,849
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,092,542,285)		1,260,235,724
OTHER ASSETS AND LIABILITIES†		8,542
TOTAL NET ASSETS — 100.0%		$1,260,244,266

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$253,763	$3,043	$3,936	$3,691	$256,561	23,281	$73	$1,609
Inflation-Adjusted Bond Fund	87,634	—	—	752	88,386	7,522	—	—
NT High Income Fund	25,761	354	—	(188)	25,927	2,701	—	353
Short Duration Inflation Protection Bond Fund	62,439	—	—	182	62,621	6,080	—	—
Core Equity Plus Fund	28,913	949	1,195	(1,048)	27,619	1,926	(62)	949
Equity Growth Fund	90,373	215	1,931	600	89,257	2,748	16	215
Growth Fund	76,681	3,063	4,156	646	76,234	2,129	35	—
Heritage Fund	35,071	—	—	(1,079)	33,992	1,564	—	—
Large Company Value Fund	84,227	710	5,693	1,522	80,766	7,641	457	335
Mid Cap Value Fund	69,064	246	253	1,456	70,513	4,358	(17)	246
NT Disciplined Growth Fund	19,525	482	—	142	20,149	1,592	—	—
Small Cap Growth Fund	—	374	—	(1)	373	21	—	—
Small Cap Value Fund	—	374	—	(5)	369	49	—	—
Small Company Fund	15,561	1,381	694	17	16,265	1,218	(52)	44
Sustainable Equity Fund	—	3,116	—	(2)	3,114	102	—	—
Emerging Markets Debt Fund	25,875	255	—	101	26,231	2,508	—	263
Global Bond Fund	87,935	—	322	1,014	88,627	8,489	8	—
International Bond Fund	68,141	—	—	838	68,979	5,234	—	—
International Growth Fund	49,974	3,369	—	1,884	55,227	4,572	—	—
NT Global Real Estate Fund	19,168	—	178	1,778	20,768	1,793	32	—
NT International Small-Mid Cap Fund	13,089	—	—	323	13,412	1,293	—	—
NT International Value Fund	54,469	4,900	—	1,560	60,929	6,777	—	—
U.S. Government Money Market Fund	73,609	308	—	—	73,917	73,917	—	307
	$1,241,272	$23,139	$18,358	$14,183	$1,260,236	167,515	$490	$4,321

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.